UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler & Company, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number: 28-1384

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     April 1, 2003

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   47

FORM 13F INFORMATION TABLE VALUE TOTAL:   $90,328,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC COM                  COM              013817101     1806    93195 SH       SOLE                    83195        0    10000
AMER INT'L GROUP               COM              026874107     2781    56245 SH       SOLE                    50695        0     5550
AT & T WIRELESS COM            COM              00209A106       81    12250 SH       SOLE                    12250        0        0
BANK NEW YORK INC COM          COM              064057102     2044    99707 SH       SOLE                    90357        0     9350
BRISTOL MYERS SQUIBB           COM              110122108     3794   179567 SH       SOLE                   165067        0    14500
BURLINGTON RES INC COM         COM              122014103     2160    45265 SH       SOLE                    41165        0     4100
CATERPILLAR, INC.              COM              149123101     1304    26502 SH       SOLE                    23602        0     2900
CITIGROUP INC.                 COM              172967101     4837   140392 SH       SOLE                   129292        0    11100
CONOCOPHILLIPS COM             COM              20825C104     2904    54176 SH       SOLE                    49376        0     4800
DU PONT E.I. DE NEMOURS        COM              263534109     1034    26607 SH       SOLE                    23607        0     3000
EXELON CORP                    COM              30161N101     2506    49715 SH       SOLE                    45215        0     4500
EXXON MOBIL CORP               COM              30231G102     4271   122216 SH       SOLE                   116366        0     5850
FLEETBOSTON FINL CORP COM      COM              339030108     2797   117137 SH       SOLE                   106037        0    11100
GENERAL ELECTRIC CO            COM              369604103      465    18250 SH       SOLE                    18250        0        0
GENERAL MILLS, INC.            COM              370334104     3275    71905 SH       SOLE                    66355        0     5550
GENERAL MOTORS CORP.           COM              370442105     1627    48390 SH       SOLE                    44140        0     4250
HEWLETT PACKARD COMPANY        COM              428236103     3249   208920 SH       SOLE                   184270        0    24650
HONEYWELL INTERNATIONAL, INC.  COM              438516106     1256    58816 SH       SOLE                    54066        0     4750
INTL BUSINESS MACHINES         COM              459200101     2340    29837 SH       SOLE                    27337        0     2500
J.P. MORGAN CHASE & CO         COM              46625H100     3973   167565 SH       SOLE                   150215        0    17350
JOHNSON & JOHNSON              COM              478160104      463     8000 SH       SOLE                     8000        0        0
KNIGHT RIDDER INC.             COM              499040103     1607    27477 SH       SOLE                    25277        0     2200
LINCOLN NATIONAL CORP          COM              534187109      241     8600 SH       SOLE                     8600        0        0
MARSH & MCLENNAN COS.          COM              571748102      256     6000 SH       SOLE                     6000        0        0
MAY DEPT STORES CO             COM              577778103     2611   131250 SH       SOLE                   119150        0    12100
MCGRAW COS. INC.               COM              580645109      645    11600 SH       SOLE                    11600        0        0
MELLON FINL CORP COM           COM              58551A108     1048    49282 SH       SOLE                    44182        0     5100
MERCK & COMPANY, INC.          COM              589331107     3536    64542 SH       SOLE                    59242        0     5300
MERRILL LYNCH TAX-EXEMPT FUND  MUTUAL FUNDS     589908102       18    17840 SH       SOLE                    17840        0        0
MERRILL LYNCH U S GOVT MTG FCL MUTUAL FUNDS     59020T405      207    20058 SH       SOLE                    20058        0        0
MICROSOFT CORP COM             COM              594918104      475    19600 SH       SOLE                    19600        0        0
MORGAN STANLEY DEAN WITTER COM COM              617446448     1620    42247 SH       SOLE                    38197        0     4050
MOTOROLA, INC.                 COM              620076109     1439   174170 SH       SOLE                   157920        0    16250
PFIZER, INC.                   COM              717081103      456    14650 SH       SOLE                    14650        0        0
PNC FINANCIAL SERVICES GROUP   COM              693475105      470    11100 SH       SOLE                    11100        0        0
PUBLIC SERVICE ENTERPRS        COM              744573106      515    14025 SH       SOLE                    14025        0        0
SBC COMMUNICATIONS INC         COM              78387G103     3016   150345 SH       SOLE                   136645        0    13700
TEXAS INSTRS INC COM           COM              882508104      417    25500 SH       SOLE                    25500        0        0
TRANSOCEAN SEDCO FOREX INC     COM              G90078109     1712    83695 SH       SOLE                    76645        0     7050
U S BANCORP                    COM              902973304     3393   178742 SH       SOLE                   162692        0    16050
UNION PAC CORP COM             COM              907818108     2061    37468 SH       SOLE                    34118        0     3350
VERIZON COMMUNICATIONS         COM              92343V104     4348   123007 SH       SOLE                   112082        0    10925
WALT DISNEY COMPANY            COM              254687106     2490   146270 SH       SOLE                   131870        0    14400
WAL-MART STORES INC            COM              931142103      468     9000 SH       SOLE                     9000        0        0
WELLS FARGO NEW                COM              949746101     2543    56517 SH       SOLE                    50467        0     6050
WEYERHAEUSER CO.               COM              962166104     2601    54375 SH       SOLE                    50125        0     4250
WYETH                          COM              983024100     3168    83765 SH       SOLE                    77565        0     6200
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